Scope of Consolidation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Scope of Consolidation and Summary of Significant Accounting Policies
Schedule of consolidated subsidiaries

		Percentage of
Subsidiary	Location	ownership
Mariposa II S.à.r.l.(1)	Luxembourg, Luxembourg	100%
Mytheresa Group GmbH	Munich, Germany	100%
Mytheresa SE	Munich, Germany	100%
Theresa Warenvertrieb GmbH	Munich, Germany	100%
mytheresa.com GmbH	Munich, Germany	100%
mytheresa.com Service GmbH	Munich, Germany	100%
mytheresa Business Information Consulting Co Ltd.	Shanghai, China	100%
Mytheresa US Services Inc.(2)	Delaware, United States	100%
(1)	Mariposa II S.à.r.l was merged into Mariposa I S.à.r.l, which subsequently was merged into MYT Netherlands Parent B.V. in August 2019.
(2)	Mytheresa US Service Inc. was founded on July 1, 2020.

Summary of estimated useful lives of property and equipment

Asset type	Estimated useful life
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Summary of new and revised standards and interpretations applied for the first time in the financial year

Revised standard

IAS 1 (A) and IAS 8 (A) Definition of Material
IFRS 9 (A), IAS 39 (A) and IFRS 7 (A) Interest Rate Benchmark Reform
IFRS 3 (A) Definition of Business

The amendments included above do not have a material effect on the consolidated financial statements.

Summary of applicable issued but not yet effective accounting standards and amendments

Revised standard	Effective date

IFRS 4 (A) Insurance Contracts - deferral of IFRS 9	January 1, 2021
IFRS 9 (A), IAS 39 (A) and IFRS 7 (A) Interest Rate Benchmark Reform – Phase 2	January 1, 2021
IFRS 17 (A) Insurance Contracts	January 1, 2023
IAS 1 (A) Presentation of Financial Statements: Classification of Liabilities as Current or Non-current	January 1, 2023
IFRS 3 (A) Business Combinations	January 1, 2022
IAS 16 (A) Property, Plant and Equipment	January 1, 2022
IAS 37 (A) Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
(A)	Amendment